Goodwill and Other Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Acquired Intangible Assets [Member]
Estimated amortization expense related to acquired intangible assets and the integrated software system
2013	$ 22.2
2014	22.2
2015	22.2
2016	22.1
2017	22.1
Integrated Software System [Member]
Estimated amortization expense related to acquired intangible assets and the integrated software system
2013	2.2
2014	2.2
2015	2.2
2016	0.7
2017